INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished products	$ 267,360	$ 295,729
Raw materials, work in progress, and packaging materials	100,207	62,380
Crop growing costs	20,394	29,342
Agricultural and other operating supplies	27,812	42,639
Inventories, net of allowances	$ 415,773	$ 430,090